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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Global Equity Value Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.8%
Issuer	Shares	Value ($)
Canada 0.9%
Suncor Energy, Inc.	244,810	7,665,001
Finland 1.8%
UPM-Kymmene OYJ	534,943	15,083,290
France 5.6%
Aperam SA	103,816	4,976,245
AXA SA	519,056	13,842,349
BNP Paribas SA	197,049	13,905,513
Casino Guichard Perrachon SA	99,598	6,141,277
CNP Assurances	311,515	6,851,829
Total		45,717,213
Germany 1.3%
Allianz SE, Registered Shares	55,333	10,622,852
Israel 0.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	2,243,628	3,905,998
Japan 9.0%
Hitachi Capital Corp.	191,800	4,450,694
Hoya Corp.	176,600	8,691,680
ITOCHU Corp.	759,300	10,777,049
Mitsui Chemicals, Inc.	1,151,000	5,723,309
Nippon Telegraph & Telephone Corp.	246,600	11,859,417
ORIX Corp.	614,201	9,692,915
Starts Corp., Inc.	236,000	5,762,244
Subaru Corp.	235,700	7,969,973
Sumitomo Mitsui Financial Group, Inc.	232,900	8,340,023
Total		73,267,304
Netherlands 1.9%
ING Groep NV	559,279	9,354,876
Koninklijke Ahold Delhaize NV	296,265	6,533,043
Total		15,887,919
Norway 1.3%
BW LPG Ltd.	1,558,361	6,329,867
Kongsberg Automotive ASA(a)	5,674,488	4,425,796
Total		10,755,663
Russian Federation 0.5%
Sberbank of Russia PJSC, ADR	328,294	3,660,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 2.3%
Broadcom Ltd.	37,763	9,043,483
DBS Group Holdings Ltd.	681,500	10,068,741
Total		19,112,224
South Korea 2.3%
Hyundai Home Shopping Network Corp.	67,447	8,253,193
Youngone Corp.	328,139	10,783,445
Total		19,036,638
Spain 2.5%
ACS Actividades de Construccion y Servicios SA	355,132	14,188,205
Endesa SA	264,997	6,613,055
Total		20,801,260
Sweden 1.0%
Hemfosa Fastigheter AB	745,019	7,740,435
United Kingdom 7.1%
BP PLC, ADR	219,503	7,935,033
Inchcape PLC	766,365	8,067,249
Intermediate Capital Group PLC	286,755	3,260,570
John Wood Group PLC	504,622	4,652,042
Legal & General Group PLC	3,832,888	12,435,110
Paysafe Group PLC(a)	1,352,054	8,718,984
Royal Dutch Shell PLC, Class A	465,746	12,601,905
Total		57,670,893
United States 59.8%
AbbVie, Inc.	95,580	6,310,192
Aetna, Inc.	76,643	11,102,505
Alexion Pharmaceuticals, Inc.(a)	13,090	1,283,213
Alphabet, Inc., Class C(a)	10,136	9,779,821
American Tower Corp.	80,782	10,597,791
Apple, Inc.	58,429	8,925,614
AT&T, Inc.	474,660	18,288,650
Berkshire Hathaway, Inc., Class B(a)	78,148	12,916,301
Biogen, Inc.(a)	6,490	1,608,027
BioMarin Pharmaceutical, Inc.(a)	23,570	2,065,675
BlackRock, Inc.	31,036	12,701,173
Booz Allen Hamilton Holdings Corp.	211,370	8,336,433
Cisco Systems, Inc.	271,904	8,573,133
Citigroup, Inc.	379,108	22,951,198

Columbia Global Equity Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Citizens Financial Group, Inc.	320,865	10,941,496
Comcast Corp., Class A	209,216	8,722,215
Cummins, Inc.	51,246	8,081,494
Delta Air Lines, Inc.	123,704	6,077,578
DISH Network Corp., Class A(a)	145,688	9,290,524
Eastman Chemical Co.	105,358	8,440,229
EOG Resources, Inc.	102,447	9,251,989
Equity LifeStyle Properties, Inc.	115,490	9,747,356
Exxon Mobil Corp.	285,173	22,956,426
General Mills, Inc.	126,560	7,181,014
General Motors Co.	278,890	9,462,738
Home Depot, Inc. (The)	51,516	7,908,221
Honeywell International, Inc.	68,554	9,116,996
Invesco Ltd.	373,910	11,852,947
Johnson & Johnson	101,520	13,019,940
JPMorgan Chase & Co.	251,691	20,676,416
L-3 Communications Corp.	53,510	9,021,251
Lam Research Corp.	59,787	9,277,149
Leidos Holdings, Inc.	156,565	8,698,751
MasterCard, Inc., Class A	76,964	9,457,336
MGIC Investment Corp.(a)	580,153	6,138,019
Microsoft Corp.	230,605	16,105,453
Morgan Stanley	346,640	14,468,754
Norfolk Southern Corp.	82,537	10,237,064
PepsiCo, Inc.	116,371	13,600,279
PG&E Corp.	190,452	13,023,108
Philip Morris International, Inc.	128,194	15,357,641
Common Stocks (continued)
Issuer	Shares	Value ($)
PVH Corp.	73,570	7,794,742
Quotient Ltd.(a)	516,177	3,835,195
Schlumberger Ltd.	165,724	11,532,733
TESARO, Inc.(a)	14,724	2,198,440
Thermo Fisher Scientific, Inc.	54,032	9,336,189
TJX Companies, Inc. (The)	130,463	9,812,122
Vertex Pharmaceuticals, Inc.(a)	24,070	2,975,052
Zimmer Biomet Holdings, Inc.	68,110	8,119,393
Total		489,155,976
Total Common Stocks (Cost $657,855,713)		800,083,144

Convertible Preferred Stocks 1.0%
Issuer	Coupon Rate	Shares	Value ($)
United States 1.0%
Hess Corp.	8.000%	149,000	8,357,410
Total Convertible Preferred Stocks (Cost $8,007,796)			8,357,410

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	3,551,976	3,551,976
Total Money Market Funds (Cost $3,551,976)		3,551,976
Total Investments (Cost $669,415,485)		811,992,530
Other Assets & Liabilities, Net		6,404,864
Net Assets		$818,397,394

Investments in derivatives
Forward foreign currency exchange contracts open at May 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
BNP Paribas	7/13/2017	8,693,000 EUR	9,790,317 USD	3,145	—
BNP Paribas	7/13/2017	5,903,000 ILS	1,636,254 USD	—	(33,394)
BNP Paribas	7/13/2017	90,076,000 JPY	815,263 USD	398	—
BNP Paribas	7/13/2017	364,001,000 JPY	3,283,726 USD	—	(9,181)
BNP Paribas	7/13/2017	22,902,895,000 KRW	20,423,459 USD	—	(47,103)
BNP Paribas	7/13/2017	89,409,000 NOK	10,630,893 USD	42,116	—
BNP Paribas	7/13/2017	2,280,000 SGD	1,640,252 USD	—	(8,371)
BNP Paribas	7/13/2017	17,246,373 USD	23,255,000 AUD	22,007	—
BNP Paribas	7/13/2017	16,376,923 USD	22,298,000 CAD	142,542	—
BNP Paribas	7/13/2017	16,370,530 USD	15,976,000 CHF	169,949	—
BNP Paribas	7/13/2017	9,805,526 USD	9,464,000 CHF	—	(7,136)
2	Columbia Global Equity Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at May 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
BNP Paribas	7/13/2017	2,480,910 USD	16,505,000 DKK	17,591	—
BNP Paribas	7/13/2017	5,756,320 USD	50,160,000 SEK	28,867	—
Total				426,615	(105,185)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	3,334,685	21,861,094	(21,643,803)	3,551,976	(429)	9,385	3,551,976
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
669,415,000	156,073,000	(13,495,000)	142,578,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Global Equity Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Canada	7,665,001	—	—	—	7,665,001
Finland	—	15,083,290	—	—	15,083,290
France	—	45,717,213	—	—	45,717,213
Germany	—	10,622,852	—	—	10,622,852
Israel	—	3,905,998	—	—	3,905,998
Japan	—	73,267,304	—	—	73,267,304
Netherlands	—	15,887,919	—	—	15,887,919
Norway	—	10,755,663	—	—	10,755,663
4	Columbia Global Equity Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Russian Federation	—	3,660,478	—	—	3,660,478
Singapore	9,043,483	10,068,741	—	—	19,112,224
South Korea	—	19,036,638	—	—	19,036,638
Spain	—	20,801,260	—	—	20,801,260
Sweden	—	7,740,435	—	—	7,740,435
United Kingdom	7,935,033	49,735,860	—	—	57,670,893
United States	489,155,976	—	—	—	489,155,976
Total Common Stocks	513,799,493	286,283,651	—	—	800,083,144
Convertible Preferred Stocks
United States	8,357,410	—	—	—	8,357,410
Total Convertible Preferred Stocks	8,357,410	—	—	—	8,357,410
Money Market Funds	—	—	—	3,551,976	3,551,976
Total Investments	522,156,903	286,283,651	—	3,551,976	811,992,530
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	426,615	—	—	426,615
Liability
Forward Foreign Currency Exchange Contracts	—	(105,185)	—	—	(105,185)
Total	522,156,903	286,605,081	—	3,551,976	812,313,960
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Equity Value Fund | Quarterly Report 2017	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 21, 2017